Subsidiary Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiary Preferred Shares [Abstract]
Schedule of Subsidiary Preferred Share Balances
The fair value of all subsidiary preferred shares as of December 31, 2024 and December 31, 2023, is as follows:

	2024 $	2023 $
Balance as of December 31, 2024 and December 31, 2023
Entrega	169	169
Total subsidiary preferred share balance	169	169

Schedule of Subsidiary Preferred Shares, Minimum Liquidation Preference
As of December 31, 2024 and December 31, 2023, the minimum liquidation preference reflecting the amounts that would be payable to the subsidiary preferred holders upon a liquidation event of the subsidiaries, is as follows:

	2024 $	2023 $
Balance as of December 31, 2024 and December 31, 2023
Entrega	2,216	2,216
Follica	6,405	6,405
Total minimum liquidation preference	8,621	8,621

Schedule of Changes in the Value of Subsidiary Preferred Shares
For the years ended December 31, 2024 and 2023, the Group recognized the following changes in the value of subsidiary preferred shares:

$
Balance as of January 1, 2023	27,339
Decrease in value of preferred shares measured at fair value – finance costs (income)	(2,617)
Deconsolidation of subsidiary - (Vedanta)	(24,554)
Balance as of December 31, 2023 and January 1, 2024	169
Issuance of Seaport A-2 preferred shares - financing cash flow	68,100
Increase in value of preferred shares measured at fair value – finance costs (income)	8,108
Deconsolidation of subsidiary – (Seaport)	(76,208)
Balance as of December 31, 2024	169